Provisions - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
U.S. Diesel Emissions Provision [Domain]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		€ (748)
Settlement, other provisions	€ 500
Warranty provision, recall of airbag inflators
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		€ (114)
CAFE provision [Domain]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	158
Restructuring costs
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	(118)
North America | Restructuring costs
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	(23)
LATAM | Restructuring costs
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	(56)
EMEA | Restructuring costs
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	€ (36)